Financial assets and liabilities - Currency Exposures Narrative (Details) - Currency risk $ in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value		$ 14
Percentage of possible change in risk variable	10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		$ 8
Maturing in 2033 | Interest rate swap
Disclosure of detailed information about hedges [line items]
Notional amount	$ 850	1,138
Top of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in risk variable impact on net earnings		26
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		122
Bottom of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in risk variable impact on net earnings		85
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		$ 95